Prospectus Investor Class [Member] Annual Fund Operating Expenses - Prospectus-Investor Class - Payden Emerging Markets Bond Fund - Payden Emerging Markets Bond Fund (Investor Class)	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.73%